Shareholders' Equity	12 Months Ended
Mar. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 17 - SHAREHOLDERS’ EQUITY

Akso Health was established under the laws of the Cayman Islands on April 25, 2016. The authorized number of ordinary shares is 500,000,000 shares with par value of US$0.0001 each. On August 24, 2020, the Company amended the ratio of ADS representing its ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing three (3) ordinary shares. The change in the ADS ratio has the same effect as a one-for-three reverse ADS split. There was no change to our ordinary shares in connection with the change of the ADS ratio. On June 19, 2023, the Company increased its authorized shares from US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each to US$500,000 divided into 5,000,000,000 ordinary shares of a par value of US$0.0001 by the creation of an additional 4,500,000,000 ordinary shares of a par value of US$0.0001. As of March 31, 2024 and 2023, the Company’s outstanding ordinary shares were 437,170,960 and 68,598,050, respectively.

Private Placement

On August 9, 2021, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 6,340,000 units at a price of US$1.58 per unit, each unit consisting of three ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase three Shares with an initial exercise price of US$3.00, for an aggregate purchase price of approximately US$10.02 million (the “Offering”). On September 17, 2021, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$10.0 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $3.00, or for cash (the “Warrant Shares”). The Warrants may also be exercised on a cashless basis if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. During the year ended March 31, 2024, a total of 3,380,000 warrants (each warrant to purchase 3 ordinary shares) were exercised on cashless basis, resulting issuance of 7,098,000 ordinary shares.

On October 2, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 35,739,270 units at a price of US$0.391 per unit, each unit consisting of one ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Shares with an initial exercise price of US$0.48875, for an aggregate purchase price of approximately US$14.0 million (the “Offering”). On October 17, 2023, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$14.0 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $$0.48875, or approximately $1.47 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

On November 16, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 53,608,910 units at a price of US$0.423 per unit, each unit consisting of one ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Shares with an initial exercise price of US$0.52875, for an aggregate purchase price of approximately US$22.68 million (the “Offering”). On November 21, 2023, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$22.68 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.52875, or approximately $1.59 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

On January 17, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 160,826,730 units at a price of US$0.3317 per unit, each unit consisting of one ordinary shares of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Shares with an initial exercise price of US$0.4146, for an aggregate purchase price of approximately US$53.35 million (the “Offering”). On January 26, 2024, the transaction contemplated by the SPA was consummated when all the closing conditions of the SPA were satisfied. The net proceeds of approximately US$53.35 million from such Offering will be used by the Company for working capital and general corporate purposes.

The Warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.4146, or approximately $1.2438 per ADS, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.

On March 5, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain non-affiliated institutional investors (the “Purchasers”) pursuant to which the Company agreed to sell an aggregate of 37,100,000 of its American Depositary Shares (“ADSs”) representing 111,300,000 ordinary shares, par value $0.0001 per share (“Ordinary Shares”), in a registered direct offering, and warrants (“Warrants”) to purchase 222,600,000 Ordinary Shares in a concurrent private placement for gross proceeds of approximately $49.34 million (the “Offering”).

The warrants are exercisable immediately as of the date of issuance at an exercise price of $0.4933 per ordinary share, or $1.48 per ADS and expire five years from the date of issuance. The purchase price for each ADS and the corresponding Warrants is $1.33. Each Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. Upon the occurrence of a Fundamental Transaction (as defined in the Warrants), the Warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value (as defined in the Warrants) of such portion of such Warrant to be redeemed. The Company intended to use the net proceeds from the Offering for working capital and general corporate use. The Offering closed on March 7, 2024.

Warrants

As the warrants contained in the placement above are indexed to the Company’s ordinary share (and otherwise meet the requirements to be classified in equity), the Company recorded the consideration received from the issuance of the Warrants as additional paid-in capital on the Company’s consolidated balance .The Company accounts for the warrants issued in connection with the private placement in accordance with the guidance contained in ASC 815-40. The Company’s management has examined the warrants and determined that these warrants qualify for equity treatment in the Company’s financial statements.

The warrants contained in the private placements above shall expire five years from its date of issuance. The warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar as transactions.

During the year ended March 31, 2024, 3,380,000 warrants were exercised on cashless basis, leading to an insurance of 7,098,000 ordinary shares. During the year ended March 31, 2023, no warrants were exercised.

As of March 31, 2024, the Company had 290,234,910 warrants outstanding to purchase 481,654,910 ordinary shares with weighted average exercise price of US$ 0.48 per warrant. As of March 31, 2023, the Company had 6,340,000 warrants outstanding to purchase 19,020,000 ordinary shares.

Following is a summary of the status of warrants outstanding and exercisable as of March 31, 2024:

	Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Warrants outstanding, as of March 31, 2022	—	—	—
Issued	6,340,000	$3.0	—
Exercised	—	—	—
Expired	—	—	—
Warrants outstanding, as of March 31, 2023	6,340,000	$3.0	—
Issued	287,274,910	0.46	—
Exercised	3,380,000	—	—
Expired	—	—	—
Warrants outstanding, as of March 31, 2024	290,234,910	0.48	—
Warrants exercisable, as of March 31, 2024	290,234,910	0.48	—

	Warrants exercisable in ordinary shares	Weighted Average Exercise Price	Average Remaining Contractual Life
August 9, 2021 warrants	8,880,000	$1.0	2.4 years
October 2, 2023 warrants	35,739,270	0.4888	4.6 years
November 16, 2023 warrants	53,608,910	0.5288	4.7 years
January 17, 2024 warrants	160,826,730	0.4146	4.8 years
March 5, 2024 warrants	222,600,000	0.4933	4.9 years